Unit and Stock-based Compensation (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Unit and Stock-based Compensation [Abstract]
Unit and Stock-based Compensation
10. Unit-based Compensation
The unit-based compensation expense is related to the grant of unit options and restricted units granted under the 2020 Plan and the grant of SVE’s Series P Units to Catapult Goliath LLC (“Catapult Goliath”), a related party that liquidated prior to the Closing and distributed its holdings to its members, some of whom were former officers of the Company. The unit-based compensation expense for SVE’s Series P Units have been pushed down to the operating entity and thus recorded in the Company’s condensed consolidated financial statements with a corresponding credit to equity as a capital contribution.
2020 Plan
Unit options
The following table summarizes the key input assumptions used in the Black-Scholes option-pricing model to estimate the fair value of unit options granted for the nine months ended September 30, 2022 and 2021:
Nine Months Ended September 30,
	2022	2021
Expected life of units (in years)(1)	4.57 - 4.61	4.55 - 4.61
Expected unit price volatility(2)	56.39% - 60.87%	48.20% - 56.46%
Risk free interest rate(3)	1.37% - 3.05%	0.32% - 0.78%
Expected dividend yield(4)	—%	—%
Weighted average grant-date fair value per unit of unit options granted	$2.75 - $5.81	$1.80 - $2.17
Fair value per common unit	$5.89 - $11.13	$4.50 - $4.98

(1)	The expected term for award is determined using the simplified method, which estimates the expected term using the contractual life of the option and the vesting period.
(2)	Expected volatility is based on historical volatilities of a publicly traded per group over a period equivalent to the expected term of the awards.
(3)	The risk-free interest rate is based on the U.S. Treasury yield of treasury bonds with a maturity that approximates the expected term of the awards.
(4)
Prior to June 10, 2022, the Company has not historically paid cash dividends on its common units. On June 10, 2022, the Company’s Board of Managers approved a special distribution as described in Note 9, and does not expect to pay any normal course cash dividends on its common units in the foreseeable future.

The following table summarizes the unit option activity for the nine months ended September 30, 2022:
	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2021	3,442,397	$4.97
Granted	867,050	$10.37
Exercised	(240,205)	$4.73
Forfeited	(886,519)	$4.63
Outstanding at September 30, 2022	3,182,723	$6.56
San Vicente Equity Joint Venture LLC (“SVE”) Series P Profit Units (“Series P”)
A summary of Series P Units activity for the nine months ended September 30, 2022 is presented below:
	Number of Units	Weighted Average Fair Value(1)
Unvested at December 31, 2021	4,306,636	$2.07
Vested	(3,293,464)	$5.36
Unvested at September 30, 2022	1,013,172	$7.32

(1)
The weighted average fair value for unvested Series P units at December 31, 2021 is based on the grant date fair value. The weighted average fair value of the vested Series P units in 2022 and the unvested Series P units at September 30, 2022 considered the remeasured fair value of Series P upon modification (discussed below).

There were no Series P units granted during the nine months ended September 30, 2022 and 2021.
Modification of Series P Units
On May 9, 2022, SVE and Catapult Goliath entered into an agreement to amend the vesting requirement for the Series P Units (the “Modification”). Under the Modification, the Series P Units performance-based vesting target was amended to time-based vesting and the Series P Units will vest as follows: (1) 40% immediately as of the date of modification (the “First Tranches”), and (2) 20% each on June 30, 2022, September 30, 2022 and December 31, 2022 (the “Second Tranches”). Additionally, the requisite services under the consulting agreement have been removed as a condition to vesting.
The vesting requirements for the First Tranches originally consisted of requisite services under a consulting agreement and performance-based targets, and all performance-based targets were met. As such, the Company accounted for the modification in the First Tranches as a Type I modification (probable to probable). As the modification only results in the acceleration of service-based vesting and does not involve any other changes, there was no incremental fair value upon modification. The Company recognized $2,285 incremental unit-based compensation during the nine months ended September 30, 2022 for the First Tranches as it relates to the units vested immediately upon the date of modification.
The vesting requirements for the Second Tranches originally consisted of requisite services under a consulting agreement and performance-based targets, and all performance-based targets were not met. As such, the Company accounted for the modification in the Second Tranches as a Type III modification (improbable to probable). This Type III modification results in a remeasured fair value of $7.32 per share. The remeasured fair value was determined by a probability weighted expected return method by weighting between a going concern scenario valued using the Option Pricing Method and a reverse merger scenario value using the equity value in the merger agreement. The incremental aggregate unit-based compensation related to the modification was $22,249. The Company recognized $19,217 of incremental unit-based compensation expense during the nine months ended September 30, 2022 for the Second Tranches.
Prior to the Closing, Catapult Goliath was liquidated and distributed its holdings to its members, some of whom were former officers of the Company.
Unit-based compensation information
The following table summarizes unit-based compensation expenses for the three and nine months ended September 30, 2022 and 2021, respectively:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Selling, general and administrative expenses	$9,435	$593	$22,870	$1,623
Product development expenses	251	71	483	183
	$9,686	$664	$23,353	$1,806
Unit-based compensation expense that was capitalized as an asset was $54 and $32 for the three months ended September 30, 2022 and 2021, respectively. Unit-based compensation expense that was capitalized as an asset was $108 and $78 for the nine months ended September 30, 2022 and 2021, respectively.

15. Unit and Stock-based Compensation
For the Successor, the unit-based compensation expense is related to the grant of unit options and restricted units granted under the 2020 Plan (defined below) and the grant of SVE’s Series P Units (defined below) to employees and consultants of the Successor. The unit-based compensation for SVE’s Series P Units has been pushed down to the operating entity and thus recorded in the Successor’s consolidated financial statements with a corresponding credit to equity as a capital contribution.
2020 Plan
On August 13, 2020, the Board of Managers of the Successor, approved the adoption of the 2020 Equity Incentive Plan (the “2020 Plan”), which permits the grant of incentive and unit options, restricted units, stock appreciation rights and phantom units of the Successor.
There were 6,522,685 Series X ordinary units and 1,522,843 Series Y preferred units authorized in the 2020 Plan. There were no changes to the authorized number of units in the Successor period. As of December 31, 2021 and December 31, 2020, there were 2,780,223 and 3,998,480, Series X ordinary units, respectively, and 1,522,843 and 1,522,843 Series Y preferred units, respectively, available for grant under the 2020 Plan.
Unit options
Employees, consultants, and nonemployee directors who provide substantial services to the Successor are eligible to be granted unit option awards under the 2020 Plan. Generally, unit options vest 25% on the first anniversary of the vesting commencement date and then quarterly thereafter for 12 quarters, or pursuant to another vesting schedule as approved by the Board and set forth in the option agreement. Unit options have a maximum term of seven years from the date of grant.
The Successor recorded unit-based compensation expense related to unit options granted under the 2020 Plan of $1,269 and $414 for the Successor year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020, respectively.
The following table summarizes the key input assumptions used in the Black-Scholes option-pricing model to estimate the fair value of unit options granted during the years ended December 31, 2021 and December 31, 2020:
	Successor
	December 31,
	2021	2020
Expected life of units (in years)(1)	4.55 - 4.61	4.61
Expected unit price volatility(2)	48.20% - 56.46%	48.20%
Risk free interest rate(3)	0.32% - 0.98%	0.42% - 0.56%
Expected dividend yield(4)	—%	—%
Weighted average grant-date fair value per unit of unit options granted	$2.51	$1.80
Fair value per common unit	$4.50 - $5.89	$4.50

(1)	The expected term for award is determined using the simplified method, which estimates the expected term using the contractual life of the option and the vesting period.
(2)	Expected volatility is based on historical volatilities of a publicly traded peer group over a period equivalent to the expected term of the awards
(3)	The risk-free interest rate is based on the U.S. Treasury yield of treasury bonds with a maturity that approximates the expected term of the awards
(4)	The Successor has not historically and does not expect to pay any cash dividends on its common units in the foreseeable future
The following table summarizes the unit option activity for the periods ended December 31, 2021 and December 31, 2020:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at June 11, 2020	—	$—
Granted	2,708,025	$4.50
Forfeited	(183,820)	$4.50
Outstanding at December 31, 2020	2,524,205	$4.50	6.6	$680
Granted	1,416,800	$5.66
Exercised	(300,065)	$4.50
Forfeited	(198,543)	$4.58
Outstanding at December 31, 2021	3,442,397	$4.97	6.1	$3,159

Exercisable at December 31, 2020	—	$—	—	$—
Exercisable at December 31, 2021	510,686	$4.52	5.7	$699
The intrinsic value of options exercised during the year ended December 31, 2021 was $417. This intrinsic value represents the difference between the fair value of the Successor’s common units on the date of exercise and the exercise price of each option. Unrecognized compensation expense relating to unit options in the 2020 Plan was $6,088 as of December 31, 2021, which is expected to be recognized over a weighted-average period of 3.0 years.
Restricted units – Series Y preferred units
The Successor’s Board of Managers approved a grant of 1,522,843 Series Y preferred units to certain executives of the Predecessor to complete the Acquisition. This was a replacement award, replacing the previous 1,522,843 restricted stock awards of Grindr, Inc. granted by the Predecessor in 2019. The previous restricted stock award grants were 97.5% vested at the time of acquisition and the remaining 2.5% vested monthly from the date of Acquisition to August 31, 2020, based on continued service. The replacement award had the same number of units and same vesting terms. As the acquirer voluntarily replaced awards that would not otherwise expire or terminate on the acquisition date, the 97.5% of the vested award was attributable to pre-combination service and thus the fair-value based measure of this portion of the replacement award was included in the consideration transferred in the Acquisition. The remaining 2.5% of the replacement award was attributable to post-combination service which resulted in unit-based compensation expense of $192 during the Successor period from June 11, 2020 through December 31, 2020. The Successor agreed to repurchase all of the outstanding Series Y preferred units upon the voluntary termination of the former employees in November 2020 at an amount in excess of the fair-value based measure of the Series Y preferred units at that time, determined by a weighted discounted cash flow and guideline public company method, resulting in an additional $133 of unit-based compensation expense during the Successor period from June 11, 2020 through December 31, 2020. The amount was paid by the Successor in January 2021 and $7,687 is recognized in “Accrued expenses and other current liabilities” on the consolidated balance sheets as of December 31, 2020.
San Vicente Equity Joint Venture LLC (“SVE”) Series P Profit Units
Upon the Acquisition of the Predecessor by the Successor on June 10, 2020, SVE, a related party and a subsidiary of SVA, issued 5,065,855 Series P profit units (“Series P Units”) to Catapult Goliath LLC (“Catapult Goliath”), a related party wherein certain members of Catapult Goliath are executives of the Company. The Series P Units are granted to Catapult Goliath and each of the grantee beneficiaries in exchange for providing service to the Company under a consulting agreement through December 31, 2023.
The vesting requirements for the Series P Units consist of requisite service under the consulting agreement through December 31, 2023 and four performance-based vesting targets as follows: (1) 20% will vest if SVE determines that the grantee has addressed certain critical issues as described in the grant agreement by December 31, 2020, and (2) 20%, 30%, 30% will vest if EBITDA for the Successor reached a certain level for the each of the years ending December 31, 2021, December 31, 2022 and December 31, 2023, respectively.
The EBITDA level was determined for each of the years ended December 31, 2022 and December 31, 2023 on June 10, 2020. SVE and Catapult Goliath had mutually agreed on the EBITDA level for December 31, 2021 on February 4, 2021, as such, 1,013,171 Series P profit units were considered granted in 2021, with the remainder considered granted in 2020.
The Series P Units also have accelerated vesting features if actual EBITDA satisfies the target for the current year and the target for the next year. If an EBITDA target is not achieved, then catch-up vesting can occur if the current year EBITDA exceeds 125% of the EBITDA target for the prior year and 100% of the current target is achieved. In addition, vesting is accelerated for all units that have not been forfeited if a Transaction (as defined as an approved sale, drag-along sale or a liquidation event) occurs. SVE has the right, but not the obligation, to repurchase vested units at the lower of fair value or a de minimis amount if the consulting agreement is terminated. The Series P Units are legal form equity of SVE and as such, do not have a maximum contractual life, and do not expire.
The fair value of each performance-based award is estimated on the date of grant using the Black-Scholes valuation model which approximated the fair value that would have been determined under the option pricing model valuation model. The following table summarizes the key input assumptions used in the Black-Scholes option-pricing model to estimate the fair value of the Series P Units granted during the Successor period from June 11, 2020 through December 31, 2020 and for the year ended December 31, 2021:
	Successor
	December 31,
	2021	2020
Expected life of units (in years)(1)	3.0	5.0
Expected unit price volatility(2)	70.0%	52.0%
Risk free interest rate(3)	0.4%	0.3%
Expected dividend yield(4)	—%	—%
Weighted average grant-date fair value per SVE series P unit for each SVE Series P unit granted	$2.42	$2.00
Fair value per common unit of SVE	$4.98	$4.50

(1)
The expected term for award is estimated in consideration of the time period expected to achieve the performance condition, the contractual term of the award, and estimates of future exercise behavior.

(2)	Expected volatility is based on historical volatilities of a publicly traded peer group over a period equivalent to the expected term of the awards
(3)	The risk-free interest rate is based on the U.S. Treasury yield of treasury bonds with a maturity that approximates the expected term of the awards
(4)	The Successor has not historically and does not expect to pay any cash dividends on its common units in the foreseeable future
A summary of Series P Units activity for the Successor for the year ended December 31, 2021 is presented below:
	Number of Units	Weighted Average Grant Date Fair Value
Unvested at June 11, 2020	—	$—
Granted	4,052,684	$2.00
Vested	(159,112)	$2.00
Unvested at December 31, 2020	3,893,572	$2.00
Granted	1,013,171	$2.42
Vested	(600,107)	$2.22
Unvested at December 31, 2021	4,306,636	$2.07
The fair value of the respective vesting dates of Series P Units during the year ended December 31, 2021 and the period from June 11, 2020 to December 31, 2020 was $2,700 and $716, respectively.
The Successor recorded unit-based compensation expense, as determined based on the probability of the performance conditions being met, related to Series P Units of $1,333 and $318 for the year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020, respectively, with a corresponding credit to equity as the parent company’s capital contribution. Unrecognized compensation expense relating to Series P Units was $8,906 as of December 31, 2021, which is expected to be recognized over a weighted-average period of 2.0 years.
2018 Plan
On February 11, 2019, the Predecessor’s Board of Directors approved the adoption of the 2018 Equity Incentive Plan (“2018 Plan”), which permits the grant of (i) incentive stock options, (ii) nonstatutory stock options, (iii) stock appreciation rights, (iv) restricted stock awards, (v) restricted stock unit awards, (vi) performance stock awards, (vii) performance cash awards, and (viii) other awards to its employees, directors and consultants for up to 1,522,843 shares of common stock. Per the plan, the Board may arrange for the surviving company or acquiring company to assume or continue the award or to substitute similar stock award for the restricted stock award upon a change in control.
On February 12, 2019, the Predecessor’s Board of Directors approved a grant of 1,552,843 RSAs to certain employees, who were also officers. Pursuant to the restricted stock bonus award agreement that each grantee entered into with the Predecessor, the RSA become fully vested and nonforfeitable as follows: 70% of the shares vested on February 12, 2019, 20% of the shares vested on August 31, 2019, which shares vested in equal amount on a monthly basis, and the remaining 10% of the shares fully vested on August 31, 2020, which shares vested in equal increments on a monthly basis.
RSAs outstanding at June 10, 2020 and changes during the period from January 1, 2019 to June 10, 2020 were as follows:
	Shares	Weighted Average Grant Date Fair Value
Outstanding as of January 1, 2019	$—	$—
Granted	1,522,843	4.41
Vested	(1,421,320)	4.41
Outstanding as of December 31, 2019	101,523
Vested	(63,452)	4.41
Cancelled	(38,071)	4.41
Outstanding as of June 10, 2020	—
For the period from January 1, 2020 through June 10, 2020, the Predecessor recorded stock-based compensation expense of $126 and $63, and for the year ended December 31, 2019, the Predecessor recorded stock-based compensation expense of $4,289 and $2,144 in “Selling, general and administrative expense” and “Product development expense”, respectively, within the consolidated statements of operations and comprehensive income (loss).
On June 10, 2020, the Successor issued replacement awards of Series Y preferred units (see discussion above). The 2018 Plan was subsequently cancelled.
2016 Plan
In March 2016, the Predecessor approved a 2016 Incentive Unit Plan (“2016 Plan”) which permits the grant of incentive units to employees, directors and contractors up to 18,231,111 incentive units. No incentive units were issued in 2019 or between January 1, 2020 through June 10, 2020.
The maximum contractual term of an incentive unit award under the terms of the 2016 Plan was 10 years. Each award agreement under the 2016 Plan dictated the terms and conditions. Incentive units under the 2016 Plan were awards in the form of phantom shares or units denominated in a hypothetical equivalent number of units of the membership interest in the Predecessor entity and with the value of each award equal to the fair value of the membership unit at the date of grant. Each award grant was subject to service-based vesting and performance-based vesting that vested upon both a specific period of continued employment and upon a triggering event (as defined in the 2016 Plan as a change of control or initial public offering). As these awards are cash settled upon a triggering event, these awards are classified as liabilities upon a liquidity event.
Incentive units outstanding at June 10, 2020 and changes during the period from January 1, 2019 to June 10, 2020 were as follows:
	Shares	Weighted Average Grant Date Price
Outstanding as of January 1, 2019	2,108,939	$0.68
Forfeited	(60,250)	0.68
Outstanding as of December 31, 2019	2,048,689
Settled	(2,048,689)	0.68
Outstanding as of June 10, 2020	—
All remaining outstanding incentive units were determined to be settled for $5,453 upon the Acquisition. $3,162 and $2,291 was recognized in “Selling, general and administrative expense” and “Product development expense” within the consolidated statements of operations and comprehensive income (loss), respectively, in the Predecessor period from January 1, 2020 through June 10, 2020. A portion of the related settlement was paid in cash at the time of the Acquisition. As of December 31, 2021, $1,060 and $1,875 were recognized in “Accrued expenses and other current liabilities” and “Other non-current liabilities”, which is payable to employees on June 10, 2022 and June 10, 2023, respectively. As of December 31, 2020, $2,369 was recognized in “Other non-current liabilities”, which is payable to employees on June 10, 2022 and June 10, 2023. The payment dates correspond to the timing of the payment of the deferred purchase price for the Acquisition. The 2016 Plan was cancelled on June 10, 2020.
Equity Compensation to a Former Director
In August 2018, the Predecessor entered into an agreement with a director whereby the director provided services as a non-executive chairman of the Board of Directors. Pursuant to the director’s agreement, the director was paid cash compensation and was granted the option to purchase up to 500,000 shares of common stock of the Predecessor with an exercise price of $3.67 per share (“Director’s Options”). The Director’s Options were not issued under the 2018 Plan or the 2016 Plan. The Director’s Options consist only of service-based vesting requirements which vest over a service period of three years. The Director’s Options would expire after 10 years from their issuance date.
For the period from January 1, 2020 through June 10, 2020, the Predecessor recorded stock-based compensation expense of $154. For the year ended December 31, 2019, the Predecessor recorded stock-based compensation expense of $347. The stock-based compensation expense related were recorded in “Selling, general and administrative expense” within the consolidated statements of operations and comprehensive income (loss).
Upon acquisition of the Company, the Acquirer and Kunlun terminated the director as part of the acquisition agreement. On June 10, 2020, the Company canceled the 500,000 options previously granted to the director pursuant to the terms of the termination agreement entered into between the director and the Company. The Successor paid $30 to the director under the termination agreement which was recognized in “Selling, general and administrative expense” within the consolidated statements of operations and comprehensive income (loss) in the Successor period from June 11, 2020 through December 31, 2020. As of December 31, 2021, $204 and $361 were recognized in “Accrued expenses and other current liabilities” and “Other non-current liabilities”, which is payable to employees on June 10, 2022 and June 10, 2023, respectively. As of December 31, 2020, $483 was recognized in “Other non-current liabilities”, which is payable to the director on June 10, 2022 and June 10, 2023. The payment dates correspond to the timing of the payment of the deferred purchase price for the Acquisition.
Stock-based and Unit-based compensation information
The following table summarizes unit-based compensation expenses for the year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020, for the Successor, and stock-based compensation expenses for the period from January 1, 2020 through June 10, 2020 and for the year ended December 31, 2019, for the Predecessor:
	Successor		Predecessor
	Year ended December 31, 2021	From June 11, 2020 through December 31, 2020	From January 1, 2020 through June 10, 2020	Year ended December 31, 2019
Selling, general and administrative expenses	$2,217	$846	$280	$4,636
Product development expenses	268	70	63	2,144
	$2,485	$916	$343	$6,780
Unit-based compensation expense that was capitalized as an asset was $117 and $8 for the year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020, respectively, for the Successor. No stock-based compensation was capitalized for the period from January 1, 2020 through June 10, 2020 and for the year ended December 31, 2019, for the Predecessor.